Intangible Assets - Schedule of Changes in Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,839		€ 1,469
Additions	111		297
Capitalised expenses	285		286
Amortisation	(237)		(209)	€ (179)
Impairments	(61)		(12)
Exchange rate differences	(28)		(104)
Disposals	(1)		0
Changes in the composition of the group and other changes	9		111
Closing balance	1,916	[1]	1,839	1,469
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	3,338
Closing balance	3,575		3,338
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,492)
Closing balance	(1,648)		(1,492)
Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(6)
Closing balance	(11)		(6)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	918		816
Additions	17		202
Exchange rate differences	(28)		(99)
Closing balance	907		918	816
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	918
Closing balance	907		918
Software [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	868		648
Additions	94		95
Capitalised expenses	285		286
Amortisation	(235)		(204)
Impairments	(61)		(12)
Exchange rate differences	0		(5)
Disposals	(1)		0
Changes in the composition of the group and other changes	8		59
Closing balance	958		868	648
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,359
Closing balance	2,608		2,359
Software [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,487)
Closing balance	(1,641)		(1,487)
Software [member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(4)
Closing balance	(9)		(4)
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	53		5
Additions			0
Amortisation	(2)		(5)
Impairments	0
Exchange rate differences			0
Disposals			0
Changes in the composition of the group and other changes	1		52
Closing balance	52		53	€ 5
Other [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	60
Closing balance	61		60
Other [Member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(5)
Closing balance	(7)		(5)
Other [Member] | Accumulated impairments [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(2)
Closing balance	€ (2)		€ (2)

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.